Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Basic weighted average number of shares outstanding	454,133	453,889	454,089	453,791

Effect of dilutive securities

Share purchase options	632	497	651	456

Restricted share units	226	277	233	303

Diluted weighted average number of shares outstanding	454,991	454,663	454,973	454,550

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share

The following table lists the number of share purchase options excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$179.85 (six months - Cdn$185.20), compared to Cdn$116.72 (six months - Cdn$106.13) for the comparable period in 2025.
	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Share purchase options	95	-	95	139